NOTES PAYABLE	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE
NOTES PAYABLE

11.  NOTES PAYABLE

	2012		2011
(millions of Canadian dollars)	Outstanding December 31	Weighted Average Interest Rate per Annum at December 31	Outstanding December 31	Weighted Average Interest Rate per Annum at December 31

Canadian dollars	803	1.2%	466	1.2%
U.S. dollars (2012 – US$1,480; 2011 – US$1,373)	1,472	0.4%	1,397	0.5%

	2,275		1,863

Notes payable consists of commercial paper issued by TCPL and wholly owned subsidiaries, and drawings on line-of-credit and demand facilities.

At December 31, 2012, total committed revolving and demand credit facilities of $5.3 billion were available. When drawn, interest on the lines of credit is charged at prime rates of Canadian chartered and U.S. banks, and at other negotiated financial bases. These unsecured credit facilities included the following:

•
a $2.0 billion committed, syndicated, revolving, extendible TCPL credit facility, maturing October 2017. The facility was fully available at December 31, 2012. The cost to maintain the credit facility was $4 million in 2012 (2011 – $2 million; 2010 – $2 million);
•
a US$300 million committed, syndicated, revolving TCPL USA credit facility, guaranteed by TransCanada and maturing February 2013. At December 31, 2012, this facility was fully available. This facility is part of the initial US$1.0 billion credit facility discussed in Note 14. The cost to maintain the credit facility was nil in 2012 (2011 – $1 million; 2010 – $1 million);
•
a US$1.0 billion committed, syndicated, revolving, extendible TC Keystone credit facility, guaranteed by TCPL and TCPL USA and maturing November 2013. The facility was fully available at December 31, 2012. The cost to maintain the credit facility was $1 million in 2012 (2011 – $4 million; 2010 – $5 million);
•
a US$1.0 billion committed, syndicated, revolving, extendible TCPL USA credit facility, guaranteed by TCPL and maturing October 2013. At December 31, 2012, this facility was fully available. The cost to maintain the credit facility was $1 million in 2012 (2011 – $4 million; 2010 – $4 million); and
•
demand lines totalling $1 billion, which support the issuance of letters of credit and provide additional liquidity. At December 31, 2012, the Company had used approximately $627 million of these demand lines for letters of credit.